BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of voluntary change in accounting policy [line items]
Schedule of estimated on a straight-line basis during the estimated useful life of the asset

Depreciation is estimated on a straight-line basis during the estimated useful life of the asset less their residual value. The annual depreciation rates for each type of assets are:

Asset	Useful Life
Own use buildings	According to appraisals
Equipment, furniture and accessories	From 3 to 10 years
Machinery and equipment (*)	From 5 to 25 years
Computer equipment	From 3 to 12 years
Vehicles	From 5 to 10 years
Bearer plants	From 25 to 35 years

(*) Except for the pipeline, these are depreciation according to appraisals

Schedule of application of IFRS 9’s impairment requirements recognition of additional allowance

Effective for
Annual Periods
New or Amended Standard	Title of the Standard	Beginning on or After
Forthcoming requirements.
Amendments to IFRS 16	COVID-19-Related Rent Concessions	June 1, 2020
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform – Phase 2	January 1, 2021
Amendments to IFRS 3	Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before intended use	January 1, 2022
Amendments to IAS 37	Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
Annual Improvements make minor amendments	To IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 9 Financial Instruments, IAS 41 Agriculture and the Illustrative Examples accompanying IFRS 16 Leases	January 1, 2022
Amendments to IAS 1	Classification of Liabilities as Current or Non-current	January 1, 2022 [to be confirmed to January 1, 2023]
Amendments to IFRS 10 and IAS 28	Sale or contribution of assets between an investor and its associate or joint venture	Pending

IFRS 16
Disclosure of voluntary change in accounting policy [line items]
Schedule of adjustments recognized on adoption of IFRS

Recognition of right-of-use		January 1, 2019
Right of use assets	Ps.	2,217,380
Deferred tax liabilities		(636,017)
Total		1,581,363

Retained earnings	Ps.	(40,272)
Retained earnings related to right-of-use net deferred tax		13,290
Total	Ps.	(26,982)

Net effect	Ps.	1,608,345

Recognition of financial liabilities		January 1, 2019
Financial liabilities - Lease liabilities	Ps.	2,225,545
Provisions for right-of-use dismantling		32,107
Deferred tax assets		(649,307)
Net effect	Ps.	1,608,345

Schedule of reconciliation of operating lease liability as per IAS 17 and IFRS 16

		January 1, 2019
Operating lease commitments at December 31, 2018 as disclosed under IAS 17 in the Group’s consolidated financial statements	Ps.	1,636,550
Discounted using the incremental borrowing rate		869,191
Add/(less): adjustments as a result of a different treatment of extension and termination options		1,275,475
Add/(less): adjustments relating to changes in the index or rate affecting variable payments		125,486
(Less): Recognition exemption for leases of low-value assets		(35,987)
(less): Recognition exemption for leases with less than 12 months of lease term at transition		(8,620)
Lease liabilities recognised at 1 January 2019	Ps.	2,225,545